Property, plant and equipment	12 Months Ended
Dec. 31, 2010
Property, plant and equipment
Property, plant and equipment

8.     Property, plant and equipment

	December 31,
(Millions of dollars)	Useful Lives (Years)	2010	2009	2008
Land	—	$682	$639	$575
Buildings and land improvements	20-45	5,174	4,914	4,647
Machinery, equipment and other	3-10	13,414	12,917	12,173
Equipment leased to others	1-10	4,444	4,717	4,561
Construction-in-process	—	1,192	1,034	1,531

Total property, plant and equipment, at cost		24,906	24,221	23,487
Less: Accumulated depreciation		(12,367)	(11,835)	(10,963)
Property, plant and equipment—net		$12,539	$12,386	$12,524

We had commitments for the purchase or construction of capital assets of approximately $593 million at December 31, 2010.

Assets recorded under capital leases (1):

	December 31,
(Millions of dollars)	2010	2009	2008
Gross capital leases (2)	$251	$493	$565
Less: Accumulated depreciation	(134)	(258)	(221)
Net capital leases	$117	$235	$344

(1) Included in Property, plant and equipment table above.

(2) Consists primarily of machinery and equipment.

At December 31, 2010, scheduled minimum rental payments on assets recorded under capital leases were:

(Millions of dollars)
2011	2012	2013	2014	2015	Thereafter
$54	$26	$14	$8	$5	$28

Equipment leased to others (primarily by Cat Financial):

	December 31,
(Millions of dollars)	2010	2009	2008
Equipment leased to others—at original cost	$4,444	$4,717	$4,561
Less: Accumulated depreciation	(1,533)	(1,616)	(1,416)
Equipment leased to others—net	$2,911	$3,101	$3,145

At December 31, 2010, scheduled minimum rental payments to be received for equipment leased to others were:

(Millions of dollars)
2011	2012	2013	2014	2015	Thereafter
$735	$477	$298	$146	$55	$32